Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended		15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 29, 2019	Oct. 31, 2015	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000106438 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Balanced Fund (Class R6/JBAWX)
Accumulated Value		$ 1,000,000			$ 1,037,584.15		$ 1,181,453.254426		$ 1,220,469.43674		$ 1,367,729.533706		$ 1,511,548.427833		$ 1,857,148.119714		$ 1,576,680.942101	$ 1,705,826.7204	$ 2,105,509.784851	$ 2,476,755.354571
C000067865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Balanced Fund (Class R5/JBAVX)
Accumulated Value		10,000			10,367.7439		11,806.656638		12,183.517325		13,643.283382		15,073.218041		18,514.789297		15,712.154355	16,986.647327	20,952.020981	24,638.743831
C000067864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Balanced Fund (Class R4/JBAFX)
Accumulated Value		10,000			10,340.8508		11,751.268602		12,107.741807		13,535.254252		14,921.292305		18,286.164881		15,490.10732	16,718.080156	20,573.063473	24,146.307729
C000113485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Balanced Fund (Class R2/JBATX)
Accumulated Value		10,000			10,322.8499		11,692.386112		12,019.029521		13,398.647767		14,742.287479		18,023.394667		15,231.149086	16,398.314782	20,134.286921	23,574.105814
C000001791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Balanced Fund (Class I/SVBIX)
Accumulated Value		250,000			258,967.545		294,624.926114		303,941.045826		340,352.675534		375,778.368855		461,134.031632		391,147.85338	422,609.216864	521,065.310205	612,254.152023
C000001790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Balanced Fund (Class C/SVBCX)
Accumulated Value		10,000			10,254.0363		11,551.603177		11,803.278764		13,079.592792		14,300.717963		17,371.800006		14,587.314138	15,610.915453	19,050.131571	22,166.424865
C000001788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Balanced Fund (Class A/SVBAX)
Accumulated Value		9,550			9,861.533893		11,184.338157		11,507.773335		12,846.073287		14,138.312468		17,301.943822		14,626.839939	15,761.601737	19,372.948788	22,699.438885
C000142607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Disciplined Value International Fund (Class A/JDIBX)
Accumulated Value		9,500			9,418.499595		11,503.366327		10,252.626357		10,493.050137		9,283.070818		12,924.684338		11,109.247375	12,952.862082	15,426.208117	19,593.319025
C000142609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Disciplined Value International Fund (Class C/JDICX)
Accumulated Value		10,000			9,858.397		11,950.44447		10,574.04677		10,750.125585		9,428.077506		13,036.003081		11,123.975748	12,863.669333	15,212.234209	19,182.050642
C000142610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Disciplined Value International Fund (Class I/JDVIX)
Accumulated Value		250,000			248,874.425		304,749.256999		272,284.970814		279,727.197056		247,937.655692		345,989.617414		298,261.840907	348,518.498794	416,201.530119	530,176.841627
C000142611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Disciplined Value International Fund (Class NAV/JDIVX)
Accumulated Value		10,000			9,967.034		12,209.580769		10,935.629204		11,238.933801		9,971.249389		13,939.654983		12,023.393055	14,075.108611	16,825.40482	21,448.237458
C000142613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Disciplined Value International Fund (Class R2/JDISX)
Accumulated Value		10,000			9,912.7797		12,085.313171		10,754.295876		11,003.613793		9,725.584324		13,524.268211		11,614.817085	13,520.095651	16,086.182901	20,406.785727
C000142615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Disciplined Value International Fund (Class R4/JDITX)
Accumulated Value		10,000			9,943.1571		12,160.895166		10,859.935613		11,126.436913		9,853.944487		13,729.828497		11,816.110906	13,789.34601	16,447.320225	20,913.728519
C000142608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Disciplined Value International Fund (Class R6/JDIUX)
Accumulated Value		1,000,000			995,866.32		1,220,785.158286		1,092,620.503506		1,122,880.814096		996,226.584322		1,392,473.018424		1,201,919.40768	1,405,693.485114	1,680,210.620804	2,142,896.40263
C000156920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equity Fund (Class R6/JEMGX)
Accumulated Value		1,000,000			1,036,850.61		1,330,609.42439		1,164,063.815541		1,351,268.837732		1,643,295.289269		1,903,928.56106		1,152,993.604896	1,229,117.378834	1,467,363.542619	1,745,200.802935
C000156919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equity Fund (Class R4/JEMNX)
Accumulated Value		10,000			10,358.7886		13,263.032645		11,595.190109		13,424.074515		16,305.897914		18,859.265862		11,398.648351	12,129.284042	14,444.91392	17,143.650687
C000156918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equity Fund (Class R2/JEMKX)
Accumulated Value		10,000			10,344.8276		13,234.81088		11,548.14567		13,357.298149		16,182.17089		18,701.285681		11,265.887512	11,985.944121	14,250.612392	16,851.235719
C000156917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equity Fund (Class NAV)
Accumulated Value		10,000			10,364.7955		13,301.332363		11,637.667154		13,511.29223		16,432.761799		19,027.935285		11,518.933953	12,296.399332	14,666.217975	17,446.061436
C000156916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equity Fund (Class I/JEMMX)
Accumulated Value		250,000			258,830.6575		331,693.780826		290,167.785919		336,044.200786		408,342.944512		472,418.432908		285,801.922523	304,363.708498	362,652.861902	430,998.728511
C000156915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equity Fund (Class C/JEMZX)
Accumulated Value		10,000			10,256.4103		13,021.181799		11,271.689798		12,933.347993		15,553.266772		17,817.573562		10,669.744258	11,250.565124	13,284.004978	15,621.533814
C000156914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equity Fund (Class A/JEMQX)
Accumulated Value		9,500			9,817.018895		12,543.871029		10,939.681775		12,642.425083		15,302.376782		17,653.693479		10,642.169685	11,313.512974	13,433.539838	15,915.015692
C000213578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Diversified Macro Fund (Class A/JDJAX)
Accumulated Value	$ 9,500		$ 9,709			$ 9,175.632687		$ 9,396.430157		$ 11,062.901046		$ 11,051.137974		$ 10,503.913691		$ 10,175.817539
C000213579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Diversified Macro Fund (Class C/JDJCX)
Accumulated Value	10,000		10,200			9,565.88997		9,725.438588		11,365.707622		11,258.627199		10,623.560689		10,221.982765
C000213580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Diversified Macro Fund (Class I/JDJIX)
Accumulated Value	250,000		255,750			242,492.628428		248,764.736636		293,751.291906		294,241.13981		280,138.473875		272,125.21368
C000213577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Diversified Macro Fund (Class NAV)
Accumulated Value	10,000		10,230			9,709.726241		9,970.713293		11,786.225239		11,821.449316		11,269.911914		10,961.667652
C000213576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Diversified Macro Fund (Class R6/JDJRX)
Accumulated Value	1,000,000		1,023,000			970,972.62405		997,835.271085		1,179,250.31473		1,181,553.390595		1,127,538.02749		1,100,454.034127
Standard And Poor s 500 C000001791 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			261,272.6775		323,017.543263		346,747.177543		396,422.857822		434,917.495467		621,557.824203		530,741.674867	584,573.783925	806,811.631944	979,892.590698
Standard And Poor s 500 C000106438 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,045,090.71		1,292,070.173052		1,386,988.710171		1,585,691.431288		1,739,669.981866		2,486,231.296809		2,122,966.699467	2,338,295.135698	3,227,246.527775	3,919,570.362792
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			10,450.9071		12,920.701731		13,869.887102		15,856.914313		17,396.699819		24,862.312969		21,229.666995	23,382.951357	32,272.465278	39,195.703628
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Accumulated Value		10,000			9,677.3374		11,945.473514		11,126.683575		12,355.492589		11,507.367839		15,440.63887		11,889.466564	13,601.655447	16,725.419934	20,577.577341
MSCI EAFE C000142608 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			967,733.74		1,194,547.351433		1,112,668.357504		1,235,549.25895		1,150,736.783971		1,544,063.887107		1,188,946.656435	1,360,165.544697	1,672,541.993393	2,057,757.734133
MSCI EAFE C000142610 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			241,933.435		298,636.837858		278,167.089376		308,887.314738		287,684.195993		386,015.971777		297,236.664109	340,041.386175	418,135.498349	514,439.433534
MSCI Emerging Markets C000156920 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,092,674.27		1,381,695.847513		1,208,759.755507		1,352,069.320937		1,463,636.645982		1,711,873.973051		1,180,741.483289	1,308,253.971316	1,639,442.76831	2,097,083.806682
MSCI Emerging Markets C000156916 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			273,168.5675		345,423.961878		302,189.938877		338,017.330235		365,909.161496		427,968.493263		295,185.370822	327,063.492829	409,860.692078	524,270.951671
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		10,000			10,926.7427		13,816.958475		12,087.597555		13,520.693209		14,636.366459		17,118.73973		11,807.414833	13,082.539713	16,394.427683	20,970.838067
Bloomberg U S Aggregate Bond C000213580 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	250,000		256,487.43			272,357.102405		271,055.259968		228,546.986297		229,360.529006		253,549.49132		269,165.944247
Bloomberg U S Aggregate Bond C000213577 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000213576 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000		1,025,949.72			1,089,428.409621		1,084,221.039872		914,187.945188		917,442.116023		1,014,197.965277		1,076,663.776984
Bloomberg U S Aggregate Bond C000213578 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,259.4972			10,894.284096		10,842.210399		9,141.879452		9,174.42116		10,141.979653		10,766.63777
Bloomberg U S Aggregate Bond C000213579 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 C000001791 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			261,421.6525		298,219.364306		309,120.928242		351,278.828071		382,745.458113		474,673.855498		404,767.326699	430,098.791257	543,808.473127	626,970.92225
Bloomberg U S Aggregate Bond C000001791 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			260,925.4625		263,279.910365		257,873.973434		287,553.137737		305,344.941784		303,885.420443		256,228.552916	257,140.63176	284,259.356494	301,767.271168
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 C000106438 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,045,686.61		1,192,877.457224		1,236,483.712969		1,405,115.312284		1,530,981.832454		1,898,695.421995		1,619,069.306798	1,720,395.16503	2,175,233.892511	2,507,883.689005
Bloomberg U S Aggregate Bond C000106438 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,043,701.85		1,053,119.641458		1,031,495.893735		1,150,212.550948		1,221,379.767134		1,215,541.681771		1,024,914.211662	1,028,562.527037	1,137,037.425972	1,207,069.084668
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index
Accumulated Value		10,000			10,456.8661		11,928.774572		12,364.837129		14,051.153122		15,309.818324		18,986.954219		16,190.693067	17,203.951649	21,752.338923	25,078.836888
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000			$ 10,437.0185		$ 10,531.196415		$ 10,314.958938		$ 11,502.12551		$ 12,213.797672		$ 12,155.416818		$ 10,249.142117	$ 10,285.625271	$ 11,370.37426	$ 12,070.690847
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 0-3 Month U.S. Treasury Bill Index
Accumulated Value	10,000		10,054.7375			10,134.793722		10,139.918989		10,225.920408		10,722.811992		11,306.063802		11,806.338018
ICE BofA 0 3 Month U S Treasury Bill C000213580 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		251,368.4375			253,369.843054		253,497.974717		255,648.010185		268,070.299794		282,651.595049		295,158.450449
ICE BofA 0 3 Month U S Treasury Bill C000213576 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,005,473.75			$ 1,013,479.372216		$ 1,013,991.898869		$ 1,022,592.04074		$ 1,072,281.199177		$ 1,130,606.380198		$ 1,180,633.801797